Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Non-capital losses	$ 345,368	$ 349,956
Capital losses	0	0
Other temporary differences including accrued interest	304,053	123,786
Deferred tax assets	649,421	473,742
Deferred tax liabilities
Withholding tax	(47,934)	(25,788)
Deferred tax liabilities	(47,934)	(25,788)
Unrecognized deferred tax assets
Non-capital losses	276,492	237,463
Capital losses	120,626	120,209
Other temporary differences including accrued interest	11,674	205,736
Unrecognized deferred tax assets	408,792	563,408
Unrecognized deferred tax liabilities
Withholding tax	0	0
Unrecognized deferred tax liabilities	$ 0	$ 0